Investment Objectives and Goals	Nov. 30, 2025
ACR Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — ACR Opportunity Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]

The investment objectives of the ACR Opportunity Fund are to preserve capital during periods of economic decline, and to provide above average absolute and relative returns in the long run. Return objectives are subordinate to the objective of preserving capital.

ACR Equity International Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — ACR Equity International Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the ACR Equity International Fund is to protect capital from permanent impairment while providing a return above both the Fund’s cost of capital and the Fund’s benchmark over a full market cycle.